Convertible Loan and Financial Derivative Liability For the Right to Future Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
CONVERTIBLE LOAN AND FINANCIAL DERIVATIVE LIABILITY FOR THE RIGHT TO FUTURE INVESTMENT
NOTE 5:-	CONVERTIBLE LOANS

On March 20, 2016, Wize Israel entered into an agreement (as amended on March 30, 2016, the “2016 Loan Agreement”) pursuant to which Rimon Gold Assets Ltd. (“Rimon Gold”) extended a loan in the principal amount of up to NIS 2 million (approximately $531 according to an exchange rate on March 20, 2016, the loan origination date), which bears interest at an annual rate of 4% (the “2016 Loan”). Pursuant to the 2016 Loan Agreement, as modified by the 2017 Loan Agreement (as defined below) and the 2017 Loan Amendment (as defined below), the 2016 Loan had a maturity date of December 31, 2018. See Note 8 with respect to the modification of the maturity date of the 2016 Loan subsequent to September 30, 2018.

Under the 2016 Loan Agreement, Rimon Gold had the right, at its sole discretion, to convert any outstanding portion of the 2016 Loan, but not less than NIS 100,000 (approximately $26 according to an exchange rate on March 20, 2016, the loan origination date), into Wize Israel ordinary shares at a conversion price per share of NIS 15.2592 (approximately $3.84), subject to adjustments for stock splits and similar events set forth in the 2016 Loan Agreement. As a result of the Merger and based on the Exchange Ratio, the conversion price per share for the 2016 Loan was adjusted to NIS 3.6 (approximately $0.96). As a result of the 2017 Loan Amendment (as defined below), the aggregate principal amount of the 2016 Loan is $531 and the conversion price per share for the 2016 Loan was adjusted to $0.9768.

In addition, under the 2016 Loan Agreement, as modified by the 2017 Loan Agreement (as defined below) and the 2017 Loan Amendment (as defined below), Rimon Gold has the right (the “2016 Investment Right”), until June 30, 2019, to invest up to $797 , in the aggregate, at an agreed price per share, which was adjusted based on the Exchange Ratio from NIS 20.4 (approximately $6.00) to NIS 5.04 (approximately $1.44) and based on the 2017 Loan Amendment (as defined below), from NIS 5.04 to $1.308 (subject to adjustments in case of stock splits or similar events). See Note 8 with respect to the modification of the maturity date of the 2016 loan subsequent to September 30, 2018.

On January 15, 2017, Wize Israel entered into the loan agreement (the “2017 Loan Agreement”) with Ridge Valley Corporation (“Ridge”), and, by way of entering into assignments and assumption agreements following such date, also with Rimon Gold and Shimshon Fisher (“Fisher,” and together with Ridge and Rimon Gold, the “2017 Lenders”), whereby each of the lenders extended a loan in the principal amount of up to NIS 1 million (approximately $274 according to an exchange rate on January 17, 2017, the loan origination date) and in the aggregate principal amount of up to NIS 3 million (approximately $822 according to an exchange rate on January 17, 2017, the loan origination date), which bears interest at an annual rate of 4% (the “2017 Loan”, and together with the 2016 Loan, the “Loans”). Pursuant to the 2017 Loan Agreement and the 2017 Loan Amendment (as defined below), the 2017 Loan has a maturity date of December 31, 2018. See Note 8 with respect to the modification of the maturity date of the 2016 loan subsequent to September 30, 2018.

Under the 2017 Loan Agreement, each of the 2017 Lenders had the right, at its sole discretion, to convert any outstanding portion of the 2017 Loan, but no less than NIS 100,000 (approximately $28 according to an exchange rate on January 17, 2017, the loan origination date), that the lender provided to Wize Israel (each such portion converted into Wize Israel ordinary shares at a conversion price per share equal to the lower of (1) NIS 24 (approximately $6.72) and (2) the lowest price per share of Wize Israel in any offering made by Wize Israel following the date of the 2017 Loan Agreement and through the date of such requested conversion, subject to adjustments for stock splits and similar events set forth in the 2017 Loan Agreement (the “2017 Loan Conversion Price”). As a result of the 2017 PIPE, the 2017 Loan Conversion Price for Rimon Gold, Fisher and Ridge was adjusted to NIS 16.8 (approximately $4.80), and as a result of the Merger, the 2017 Loan Conversion Price of NIS16.8 (approximately $4.8) was adjusted in accordance with the Exchange Ratio to NIS 4.05 (approximately $1.15). As a result of the 2017 Loan Amendment (as defined below), the aggregate principal amount of the 2017 Loan is $822 and the 2017 Loan Conversion Price was adjusted to $1.1112. See “2017 Loan Amendment” below.

In addition, under the 2017 Loan Agreement, as modified by the 2017 Loan Amendment (as defined below), the 2017 Lenders have the right (the “2017 Investment Right”), until June 30, 2019, to invest up to $1,233, in the aggregate, at an agreed price per share equal to 120% of the applicable 2017 Loan Conversion Price, which was adjusted in December 2017, based on the 2017 Loan Amendment, to a fixed exercise price of $1.332 (subject to adjustments in case of stock splits or similar events). See Note 8 with respect to the modification of the maturity date of the 2016 loan subsequent to September 30, 2018.

On December 21, 2017, the Company entered into an amendment (the “2017 Loan Amendment”) to the 2016 Loan Agreement and the 2017 Loan Agreement. Pursuant to the 2017 Loan Amendment, (i) the maturity date of the Loans was extended from December 31, 2017 to December 31, 2018; (ii) the exercise period of the 2016 Investment Right was amended so that it shall expire on June 30, 2019; (iii) the exercise period of the 2017 Investment Right was amended so that it shall expire, without the need to first convert the 2017 Loan, on June 30, 2019; and (iv) the below terms of the Loans were amended to be denominated in U.S. dollars instead of NIS:

	2017 Loan		2016 Loan

Aggregate principal amount	$822	(*)	$531

Conversion price per Company’s share	$1.1112		$0.9768

Aggregate maximum of Right to Future Investment	$1,233	(**)	$797

Exercise Price of Right to Future Investment	$1.332		$1.308

(*)	Principal loan amount of $274 for each of the three 2017 Lenders.
(**)	Maximum of Right to Future Investment of $411 for each of the three 2017 Lenders.

The below table describes the roll forward of 2017 Loan and 2016 Loan for the nine months ended September 30, 2018 and the year ended December 31, 2017:

	September 30,		December 31,
	2018		2017

Opening balance	$3,204		$289
Proceeds from issuance of convertible loan, net of issuance cost	-		811
Recognition of BCF as a discount of 2017 Loan	-		(811)
Amortization of premium related to convertible loans	(1,338	)(*)	-
Amortization of discounts resulting from BCF and derivative liability and debt issuance costs related to 2017 Loan and 2016 Loan	-		1,122
Accrued interest on 2017 Loan and 2016 Loan	40		47
Derecognition of carrying amount of 2016 Loan and 2017 Loan upon extinguishment	-		(1,458)
Amount allocated to 2016 and 2017 Loan based on modified terms	-		3,204

	$1,906		$3,204

(*)

The amortization of premium represents the periodic amortization of the balance of the amount that was allocated to the 2016 and 2017 Loans upon the 2017 Loan amendment into the respective principal amount of such loans.

See Note 8 with respect to the modifications to the convertible loan agreements subsequent to September 30, 2018.

NOTE 8:-	CONVERTIBLE LOAN AND FINANCIAL DERIVATIVE LIABILITY FOR THE RIGHT TO FUTURE INVESTMENT

a.	On March 20, 2016 (“2016 Loan Origination Date”), Wize Israel entered into a convertible loan agreement (as amended on March 30, 2016, the “2016 Loan Agreement”) with Rimon Gold Assets Ltd. (“Rimon Gold”), whereby Rimon Gold extended a loan in the principal amount of up to NIS 2,000,000 (approximately $520 according to an exchange rate at the 2016 Loan Origination Date), which bears interest at an annual rate of 4% (the “2016 Loan”). Pursuant to the 2016 Loan Agreement, as modified by the 2017 Loan Agreement (see also Note 14b), the 2016 Loan had a maturity date of December 31, 2017 (the “Maturity Date”).

Under the 2016 Loan Agreement, Rimon Gold has the right, at its sole discretion, to convert any outstanding portion of the 2016 Loan, but not less than NIS 100,000 (approximately $26 according to an exchange rate at the 2016 Loan Origination Date), into Wize Israel’s ordinary shares at a conversion price per share of NIS 15.2592 (approximately $3.84 according to an exchange rate at the 2016 Loan Origination Date), subject to adjustments for stock splits and similar events set forth in the 2016 Loan Agreement.

In order to secure its obligations and performance pursuant to the 2016 Loan Agreement, Wize Israel recorded a first priority fixed charge in favor of Rimon Gold on all of Wize Israel’s rights, including its distribution rights, under the License Agreement, and a first priority floating charge on all of Wize Israel’s rights, title and interest in all of its assets, as may exist from time to time (the agreements relating to such charges being referred to as the “Security Agreements”).

In light of the assignment of the License Agreement to OcuWize as detailed in Note 5, in October 2016, OcuWize recorded identical liens to the aforementioned liens against Wize Israel.

Rimon Gold was entitled, under certain circumstances, to demand repayment of the 2016 Loan, including among others: (i) if Wize Israel breaches or fails to perform or is shown to have made a false statement, under the 2016 Loan Agreement or the Security Agreements; (ii) any failure of Wize Israel to make a timely payment; (iii) upon the appointment of a receiver; (iv) the imposition of a lien on a material asset of Wize Israel (v) if Wize Israel files a motion to stay proceedings; (vi) upon the expiration or termination of the License Agreement or if any party is in material breach of the License Agreement or if any party notifies the other of its intention to terminate the License Agreement; (vii) an adverse material change; or (viii) upon the non-performance of Wize Israel pursuant to the 2017 Loan Agreement (see also Note 8b).

The 2016 Loan Agreement and the Security Agreements contain a number of restrictive covenants that limit Wize Israel’s operating flexibility. These covenants include, among other things, limitations on the creation of liens; on the incurrence of indebtedness; on dispositions of assets, mergers, acquisitions and other change of control transactions; on changes in the general nature of the Company’s business; restrictions on payments to related parties; restrictions on conducting rights offerings, and on the distribution of dividends.

In addition, under the 2016 Loan Agreement, Rimon Gold has the separable right (not contingent on electing conversion option), until the lapse of 18 months following the conversion of the loan granted by Rimon Gold under the 2016 Loan Agreement (“Right to Future Investment”), to invest up to NIS 3,000,000 (approximately $780 according to an exchange rate as of December 31, 2016), in the aggregate, at a price per share that will reflect a 15% discount relative to the lowest price per share set for any Wize Israel offering, private or public, if Wize Israel conducts any equity financing.

Based on the original terms of the Right to Future Investment, management has determined that such right to acquire shares at a future date in the potentially variable investment amount, at a variable purchase price per share represents a derivative liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity” (see also Note 2r above).

Wize Israel used the services of an independent external appraiser to estimate the fair value of the derivative liability at the 2016 Loan Origination Date and each reporting date. The fair value of such liability was measured upon initial recognition in an amount of NIS 423,000 (approximately $110 according to an exchange rate at the 2016 Loan Origination Date). The fair value was based among other things on management’s estimates of 75% regarding the exercise probability of this right in a future offering and the forecast regarding the timing of a future offering as of that date.

The remaining amount of the 2016 Loan proceeds of NIS 1,577,000 (approximately $410 according to an exchange rate at the 2016 Loan Origination Date) (“Debt”) was allocated to the 2016 Loan.

Wize Israel applied ASC 470, “Debt with Conversion and Other Options”, pursuant to which Wize Israel recognized and measured a Beneficial Conversion Feature (“BCF”) amounting to NIS 946,000 (approximately $247 according to an exchange rate at the commitment date) by allocating a portion of the proceeds equal to the intrinsic value of the conversion feature to additional paid-in-capital. The intrinsic value of the conversion feature was calculated on the 2016 Loan Origination Date by using the effective conversion price. The discount resulting from the BCF is amortized over the life of the 2016 Loan through financial expenses by using the effective interest method unless mandatorily converted earlier.

The direct and incremental debt costs amounting to NIS 63,000 (approximately $16 according to an exchange rate at the 2016 Loan Origination Date) were allocated to the Right to Future Investment and the 2016 Loan based on the same proportions as the proceeds allocation. The portion that was allocated to the Right to Future Investment amounting to $4 has been expensed immediately to finance expenses while the remaining amount of $12 was allocated and deducted from the 2016 Loan and is amortized over the life of the 2016 Loan through financial expenses by using the effective interest method unless mandatorily converted earlier.

For the years ended December 31, 2017 and 2016, the Company recorded finance expenses amounting to $263 and $122, respectively, due to the amortization of the discount that resulted from the BCF, the proceeds allocated to the derivative liability and the debt issuance costs. In addition, for the years ended December 31, 2017 and 2016, the Company recorded interest expense amounting to $22 and $16, respectively.

On February 22, 2017 (“Modification Date”), the expiration date of the Right of Future Investment that was associated with the 2016 Loan was extended from March 2018 to the end of the Option Period (see also Note 8b) and the exercise price was changed from a 15% discount of the lowest price per share set for Wize Israel to a fixed price of NIS 20.4 per share. Accordingly, as of the Modification Date, the Right of Future Investment was no longer considered as a derivative liability. In addition, the difference between the fair value of the Right of Future Investment before and after the modification, which amounted to $246 was recognized as expenses within finance expenses, net for the year ended December 31, 2017. In addition, the then outstanding amount related to the Right of Future Investment of $280 was reclassified from a derivative liability to equity upon the date of modification (see also Note 2n).

In December 2017, the Company amended the 2016 Loan (see also Note 8d).

b.	On January 15, 2017 (the “2017 Loan Origination Date”), Wize Israel entered into a convertible loan agreement (the “2017 Loan Agreement”) with Ridge, and, by way of entering into assignments and assumption agreements following such date, also with Rimon Gold and Fisher (together, the “2017 Lenders”), whereby each of the 2017 lenders extended a loan in the principal amount of NIS 1,000,000 (approximately $270 according to the average exchange rate at the 2017 Loan Origination Date) and in the aggregate principal amount of NIS 3,000,000 (approximately $811 according to the average exchange rate at the 2017 Loan Origination Date), which bears interest at an annual rate of 4% (the “2017 Loan”). Pursuant to the 2017 Loan Agreement, the 2017 Loan had a maturity date of December 31, 2017 (the “Maturity Date”).

Under the 2017 Loan Agreement, each of the 2017 Lenders has the right, at its sole discretion, to convert any outstanding portion of the 2017 Loan, but no less than NIS 100,000 (approximately $26 according to exchange rate as of 2017 Loan Origination Date), that the lender provided to Wize Israel (each such portion converted, the “Converted Loan Amount”) into Wize Israel’s ordinary shares at a conversion price per share equal to the lower of (i) NIS 24 (approximately $6.24 according to the exchange rate as of June 23, 2017) and (ii) the lowest price per share of Wize Israel in any offering made by Wize Israel following the date of the 2017 Loan Agreement and through the date of such requested conversion, subject to adjustments for stock splits and similar events set forth in the 2017 Loan Agreement (the “2017 Loan Conversion Price”). As a result of the 2017 PIPE (see also Note 12c), the current 2017 Loan Conversion Price for Rimon Gold, Fisher and Ridge was adjusted to NIS 16.8 (approximately $4.8 according to the exchange rate as of June 23, 2017).

In addition, upon exercise of the conversion right, the 2017 Loan Agreement grants the 2017 Lenders, for a period of 18 months following the conversion of the Converted Loan Amount, the right to make investments in Wize Israel in an amount equal to NIS 1.50 for each NIS 1.00 of its respective Converted Loan Amount, at an agreed price per share equal to 120% of the then applicable 2017 Loan Conversion Price (the “Investment Option”). All shares that will be received by the 2017 Lenders upon the conversion of the 2017 Loan and upon the exercise of the Investment Option, will be unregistered shares. Such shares shall be restricted from sale for a period of 180 days from the date the Investment Option was exercised.

Ridge was entitled, under certain circumstances, to demand repayment of the 2017 Loan, including: (i) if Wize Israel breaches or fails to perform or is shown to have made a false statement, under the 2017 Agreement or the Security Agreements; (ii) any failure of Wize Israel to make a timely payment; (iii) upon the appointment of a receiver; (iv) the imposition of a lien on a material asset of Wize Israel; (v) if Wize Israel files a motion to freeze proceedings; or (vi) an adverse material change.

The 2017 Loan contains a number of restrictive covenants that limit the Wize Israel’s operating flexibility. These covenants include, among other things, limitations on the creation of liens; on the incurrence of indebtedness; on dispositions of assets, mergers, acquisitions and other change of control transactions; on changes in the general nature of Wize Israel’s business; restrictions on payments to related parties; and on the distribution of dividends.

As discussed in Note 9, prior to entering into the 2017 Loan Agreement, Ridge provided the following three loans to Wize Israel, all of which bore interest at an annual rate equal to the interest rates of the Israeli government bonds: (i) NIS 250,000 was extended in November 2016, (ii) NIS 300,000 was extended in December 2016 and (iii) NIS 200,000 was extended in February 2017 (together, the “Ridge Interim Loans”).

On March 30, 2017, after Ridge already provided NIS 250,000 under the 2017 Loan Agreement out of the NIS 1,000,000 committed by Ridge thereunder, Ridge exercised its right to have the Ridge Interim Loans being treated as a portion of the remaining loan commitment of NIS 1,000,000. As a result, the terms and conditions of the Ridge Interim Loans were modified to those included in the 2017 Loan Agreement.

As of December 31, 2017, all the NIS 3,000,000 (including the above three loans amounting to NIS 750,000 and received from Ridge) has been funded.

In addition, as part of the 2017 Loan Agreement, Wize Israel and the other lenders agreed that (i) the security interests made under the Security Agreements will also serve to secure the loans made by Rimon Gold under the 2017 Loan Agreement, and (ii) Rimon Gold will have the right to be repaid the full 2016 Loan prior to any repayment of the 2017 Loan.

The Company has considered the provisions of ASC 815-15, “Derivatives and Hedging – Embedded Derivatives” (“ASC 815-15”), and determined that the embedded conversion feature of the 2017 Loan cannot be considered as clearly and closely related to the host debt instrument, However, it was determined that the embedded conversion feature should not be separated from the host instrument because the embedded conversion option, if freestanding, does not meet the definition of a derivative in accordance with the provisions of ASC 815-10, since its terms do not require or permit net settlement. Thus, the conversion feature does not meet the characteristic of being readily convertible to cash.

Wize Israel applied ASC 470-20, “Debt - Debt with Conversion and Other Options” which clarifies the accounting for instruments with BCF or contingently adjustable conversion ratios.

Pursuant to ASC 470-20-30, the amount of the BCF with respect to the 2017 Loan was calculated at the commitment date, as the difference between the conversion price (i.e. the entire proceeds received for the 2017 Loan) and the aggregate fair value of the common stock and other securities (which consist of the Investment Option) into which the 2017 Loan is convertible.

As such difference was determined to be greater than the amount of the entire proceeds received for the 2017 Loan, the amount of the discount assigned to the BCF was limited to the amount of the entire proceeds.

Accordingly, the BCF amounting to NIS 3,000,000 (approximately $811 according to the average exchange rate at the commitment date) was recorded as a discount on the 2017 Loan with a corresponding amount credited directly to equity as additional paid-in capital. As a result, upon initial recognition, the amount related to the 2017 Loan was NIS 0. After the initial recognition, the discount on the 2017 Loan is amortized as interest expense over the term of the 2017 Loan.

In connection to the aforesaid 2017 Loan, Wize Israel had direct and incremental debt issuance costs amounting to NIS 90,000 (approximately $26 according to the exchange rate at the 2017 Loan Origination Date). Such costs were deferred and presented as an asset because the amount presented for 2017 loan was NIS 0. In subsequent periods, such expenses are amortized ratably over the term of the 2017 Loan. For the year ended December 31, 2017, Wize Israel recorded finance expense amounting to $26.

For the year ended December 31, 2017, Wize Israel recorded finance expenses amounting $833 ($281 out of which related to Ridge (see also Note 8d)) due to the amortization of the discount that resulted from the BCF and the amortization of the debt issuance costs. In addition, for the year ended December 31, 2017, Wize Israel recorded interest expense amounting to $25 ($9 out of which related to Ridge (see also Note 9d)).

In December 2017, the Company amended the 2017 Loan (see also Note 8d).

c.	As discussed in Note 1d, the “2017 Loan Agreement” and the “2016 Loan Agreement”, which both were originally convertible to ordinary shares of Wize Israel, became convertible as a result of the Merger into shares of the Company’s common stock which are equal to the number of Wize Israel’s ordinary shares that were subject to a Convertible Loan immediately prior to the Closing Date of the Merger multiplied by the Exchange Ratio at a proportionally adjusted conversion price.

d.	On December 21, 2017, the Company, Wize Israel, Ridge, Rimon Gold and Fisher entered into an amendment (the “Loan Amendment”) to the 2016 Loan Agreement and the 2017 Loan Agreement pursuant to which (i) the Maturity Date of 2016 Loan Agreement and the 2017 Loan Agreement was extended to December 31, 2018; (ii) the Right to Future Investment of the 2016 Loan Agreement and the Investment Option of the 2017 Loan Agreement will expire on June 30, 2019 (instead of 18 months following the conversion of the loans); (iii) the principal amounts, conversion prices, the Right to Future Investment and the applicable exercise price with respect to the 2016 Loan Agreement and the Investment Option and the applicable exercise price with respect to the 2017 Loan Agreement, have been determined and denominated in dollar amount; (iv) the irrevocable guarantee, dated November 16, 2017, signed by the Company in favor of Rimon Gold in respect of the 2016 Loan Agreement and the 2017 Loan Agreement will continue to be valid in accordance with its terms even after the aforementioned Loan Amendment; (v) the Right to Future Investment of the 2017 Loan Agreement which was subject to conversion of the 2017 Loan has been separated from the conversion option and is now considered as a separate instrument (vi) all others terms as defined in the 2017 Loan Agreement are remained.

The below table outlines the terms of the 2017 Loan and 2016 Loan that were amended to be denominated in U.S. dollars instead of NIS:

	2017 Loan		2016 Loan

Aggregate principal amount	$	(*) 822	$531

Conversion price per Company’s share		$1.1112	$0.9768

Aggregate maximum of Right to Future Investment	$	(**) 1,233	$797

Exercise Price of Right to Future Investment		$1.332	$1.308

(*) Principal	loan amount of $274 for each of the 2017 Lenders.

(**) Maximum	of Right to Future Investment of $411 for each of the 2017 Lenders.

The Company applied the provisions of ASC 470-50, “Modifications and Extinguishments” (“ASC 470-50”), to determine whether the amendment to the 2016 Loan Agreement and the 2017 Loan Agreement, represents extinguishment or a modification. As it was determined that the modified terms of the financial instruments are substantially different than their original terms, pursuant to ASC 470-50, the Loan Amendment was required to be accounted for as an extinguishment.

Accordingly, each of the modified financial instruments were initially recorded at fair value. Then, the total fair value of the modified financial instruments related to the 2017 Loan and 2016 Loan (the “Reacquisition Price”) was allocated to the original financial instruments included in the 2017 Loan and 2016 Loan, as applicable, based on the relative fair value of such financial instruments as of the date of the extinguishment.  As a result, an aggregate amount of $2,104 was allocated to the 2016 Loan and an aggregate amount of $2,985 was allocated to the 2017 Loan.

The difference between the Reacquisition Price that was allocated to the Right to Future Investment amounting to $704 which was included in the 2016 Loan and its fair value as of that date amounting to $701 was recorded directly to additional paid in capital (as a deemed dividend in an amount of $3). In addition, the Reacquisition Price that was allocated to the newly detachable right to future investment related to the 2017 Loan was recognized directly to additional paid-in capital. Such financial instruments amounted to $1,115 as of December 21, 2017. The remaining amount of the Reacquisition Price that was allocated to the 2017 Loan and 2016 Loan which included an embedded BCF was firstly attributed to the repurchase of the BCF based on the intrinsic value of the conversion feature at the extinguishment date and the residual amounts, were allocated to the 2017 Loan and 2016 Loan. The difference between such residual amounts and the carrying value of the 2017 Loan and 2016 Loan was recorded as loss on extinguishment amounting to $61 of the 2017 Loan and 2016 Loan.

Following such allocation, the Company has determined based on the effective conversion price, that the conversion of the loans is not beneficial. Thus, no BCF was required to be recognized.

e.	The below table describes the roll forward of 2017 Loan and 2016 Loan:

	December 31,
	2017	2016

Opening balance	$289	$-
Proceeds from issuance of convertible loan, net of issuance cost	811	508
Recognition of derivative liability related to 2016 Loan	-	(110)
Recognition of BCF as a discount of 2017 Loan	(811)	(247)
Amortization of discounts resulting from BCF and derivative liability and debt issuance costs related to 2017 Loan and 2016 Loan	1,122	122
Accrued interest on 2017 Loan and 2016 Loan	47	16
Derecognition of carrying amount of 2016 Loan and 2017 Loan upon extinguishment	(1,458)	-
Amount allocated to 2016 and 2017 Loan based on modified terms	3,204	-

	$3,204	$289